Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Under Each Plan According to Change in Estimate
The table below shows the share-based compensation by plan:

Share-based compensation - expense	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
SO D 2020	14	14	—
SO C 2020	40	40	—
SO US 2020	19	(7)	—
AGA S 2021	32	34	15
AGA D 2021	7	7	(20)
SO D 2021	13	12	4
SO C2021	55	50	30
SO US 2021	9	9	3
AGA S 2022	11	49	47
AGA D 2022	2	11	11
SO D 2022	4	18	18
SO C 2022	17	83	78
SO US 2022	4	18	5
SO SU 2022	—	4	4
AGA S 2023	—	47	54
AGA D 2023	—	12	15
SO D 2023	—	31	38
SO C 2023	—	104	130
SO US 2023	—	27	8
SO SU 2023	—	16	(2)
AGA S 2024	—	—	59
AGA D 2024	—	—	10
SO D 2024	—	—	13
SO C 2024	—	—	77
SO US 2024	—	—	6
SO SU 2024	—	—	5
TOTAL	245	578	610

Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based

Share warrants (BSA)	2019	2017
	BSA 2019	BSA 2017-A	BSA 2017-B
Option pricing model	Black Scholes
Fair value per IFRS 2	€0.75	€3.78	€3.81
Issue price	€1.23	€2.00	€2.00
Exercise price	€12.32	€19.97	€19.97
Expected volatility	40.0%	36.4%	35.7%
End of exercise period	2024/05/31	2022/06/30	2022/07/15
Expected dividends	0%	0%	0%
Risk free interest rate	0%	0%	0%
Conversion ratio	1:1	1:1	1:1

Free Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
The following table summarizes the data relating to free shares and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Free Shares (AGA)	2024		2023
	AGA S 2024	AGA D 2024	AGA S 2023	AGA D 2023
Fair value per IFRS 2	€3.19	€1.23	€4.05	€3.01
Grant date	03/05/2024		03/10/2023
Share price at grant date	€3.19		€4.05
Expected volatility	42.69%		84.3%
Vesting period	From 03/05/2024 to 03/15/2026		From 03/10/2023 to 03/13/2026
Expected dividends	0%		0%
Risk free interest rate	2.85%		3.06%
Conversion ratio	1:1		1:1
Expected employee turnover	0%		0%

Free Shares (AGA)	2022	2021		2019
	AGA D & S 2022	AGA S 2021	AGA D 2021	AGA D & S 2019
Fair value per IFRS 2	€4.08	€4.00	€4.15	€17.06
Grant date	10/14/2022	03/30/2021	03/17/2021	07/18/2019
Share price at grant date	€4.08	€4.00	€4.15	€17.06
Expected volatility	50%	51%	51%	40.2%
Vesting period	From 10/14/2022 to 10/16/2025	From 03/30/2021 to 03/31/2024	From 03/17/2021 to 03/31/2024	From 07/18/2019 to 09/16/2022
Expected dividends	0%	0%	0%	0%
Risk free interest rate	2.24%	-0.59%	-0.59%	0%
Conversion ratio	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%

Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
The following tables summarize the data relating to stock options and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Stock options (SO)	2024				2023
	SO D 2024	SO C 2024	SO US 2024	SO SU 2024	SO SU 2023	SO D 2023	SO C 2023	SO US 2023
Fair value per IFRS 2	€0.94	€1.20	€0.98	€1.20	€2.39	€2.19	€2.39	€2.19
Grant date	3/5/2024	3/5/2024	3/5/2024	3/5/2024	3/13/2023	3/13/2023	3/13/2023	3/13/2023
Share price at grant date	€3.19	€3.19	€3.19	€3.19	€4.00	€4.00	€4.00	€4.00
Exercise price	€3.42	€2.74	€3.30	€2.74	€3.26	€4.07	€3.26	€4.05
Expected volatility	42.69%	42.69%	42.69%	42.69%	83.74%	83.74%	83.74%	83.74%
Vesting period	From 3/5/2024 to 3/15/2026				From 3/13/2023 to 3/13/2026
Exercise period	From 3/5/2024 to 3/4/2034				From 3/14/2023 to 3/13/2033
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Risk free interest rate	2.85%	2.85%	2.85%	2.85%	2.75%	2.75%	2.75%	2.75%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%	0%	0%

Stock options (SO)	2022				2021
	SO SU 2022	SO D 2022	SO C 2022	SO US 2022	SO D 2021	SO C 2021	SO US 2021
Fair value per IFRS 2	€1.40	€1.57	€1.90	€1.56	€1.06	€1.30	€1.07
Grant date	12/2/2022	10/17/2022	10/17/2022	10/17/2022	10/20/2021	10/20/2021	10/20/2021
Share price at grant date	€3.46	€4.16	€4.16	€4.16	€3.24	€3.24	€3.24
Exercise price	€2.95	€3.91	€3.12	€3.94	€3.26	€2.61	€3.22
Expected volatility	49.0%	50.0%	50.0%	50.0%	50.0%	50.0%	50.0%
Vesting period	From 3/12/2022 to 3/12/2025	From 10/17/2022 to 10/17/2025			From 10/20/2021 to 10/20/2024
Exercise period	From 3/12/2022 to 3/12/2032	From 10/18/2025 to 10/17/2032			From 10/21/2024 to 10/21/2031
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Risk free interest rate	2.1%	2.24%	2.24%	2.24%	-0.6%	-0.6%	-0.6%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%	0%

Stock options (SO)	2020			2019
	SO D 2020	SO C 2020	SO US 2020	SO 2019	SO US 1 2019	SO US 2 2019
Fair value per IFRS 2	€1.16	€1.46	€1.12	€4.59	€3.67	€3.23
Grant date	12/31/2020	12/31/2020	12/31/2020	7/18/2019	7/18/2019	11/27/2019
Share price at grant date	€3.99	€3.99	€3.99	€17.06	€17.06	€14.50
Exercise price	€4.38	€3.50	€4.52	€13.99	€16.90	€14.31
Expected volatility	49.0%	49.0%	49.0%	40.0%	40.0%	40.0%
Vesting period	From 12/31/2020 to 12/31/2023			From 7/18/2019 to 9/16/2022		From 11/27/2019 to 01/16/2023
Exercise period	From 1/1/2024 to 12/31/2027			From 9/17/2022 to 9/17/2029		From 1/17/2023 to 1/17/2030
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	-0.7%	-0.7%	-0.7%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%

Stock options (SO)	2018		2017	2016
	SO 2018	SO US 2018	SO 2017	SO 2016
Fair value per IFRS 2	€9.32	€6.90	€9.32	€10.30
Grant date	11/7/2018	11/7/2018	12/6/2017	12/15/2016
Share price at grant date	€22.10	€22.10	€21.95	€20.79
Exercise price	€16.00	€21.65	€17.91	€15.79
Expected volatility	44.1%	44.1%	53.7%	63.0%
Vesting period	From 11/7/2018 to 12/31/2021		From 12/6/2017 to 12/31/2020	From 12/15/2016 to 12/15/2019
Exercise period	From 11/11/2022 to 12/31/2028		From 1/1/2021 to 12/31/2027	From 12/16/2019 to 12/16/2026
Expected dividends	0%	0%	0%	0%
Risk free interest rate	0.0%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1
Expected employee turnover	15%	15%	15%	15%
In 2019, the Group revised its estimate of the number of equity instruments expected to be vested taking into account the number of lapsed instruments noted after 4 years of successive plans. As a result, GENFIT revised the turnover rate assumption, which was estimated at 15%, to a rate of 0%, taking into account recent observations and the actual number of lapsed instruments at each closing.
Definitive vesting is subject to continued employment with the Group and performance conditions.
Information on stock options activity is as follows for 2024:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2024	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2024	SO exercisable as of December 31, 2024
05/03/2024	SO D 2024	35,000		35,000			35,000	0
05/03/2024	SO C 2024	156,875		156,875			156,875	0
05/03/2024	SO US 2024	20,625		20,625	5,625		15,000	0
05/03/2024	SO SU 2024	21,250		21,250	10,000		11,250	0
03/13/2023	SO SU 2023	16,300	16,300		10,000		6,300	0
03/13/2023	SO D 2023	35,000	35,000				35,000	0
03/13/2023	SO C 2023	108,700	108,700				108,700	0
03/13/2023	SO US 2023	30,200	30,200		12,600		17,600	0
02/12/2022	SO SU 2022	8,750	8,750				8,750	0
10/17/2022	SO D 2022	35,000	35,000				35,000	0
10/17/2022	SO C 2022	131,000	131,000		4,000		127,000	0
10/17/2022	SO US 2022	34,625	34,625		11,250		23,375	0
10/20/2021	SO D 2021	35,000	35,000		5,250		29,750	29,750
10/20/2021	SO C 2021	134,375	130,375		19,556	3,400	107,419	107,419
10/20/2021	SO US 2021	32,500	25,000		3,750		21,250	21,250
12/31/2020	SO D 2020	35,000	35,000				35,000	35,000
12/31/2020	SO C 2020	103,750	81,250			15,000	66,250	66,250
12/31/2020	SO US 2020	56,250	27,500				27,500	27,500
07/18/2019	SO 2019	107,880	51,343				51,343	51,343
07/18/2019	SO US 1 2019	30,620	5,113				5,113	5,113
11/07/2018	SO 2018	122,000	68,329				68,329	68,329
11/07/2018	SO US 2018	17,500	9,713				9,713	9,713
12/06/2017	SO 2017-1	64,164	43,212				43,212	43,212
12/06/2017	SO 2017-2	32,086	17,765				17,765	17,765
12/15/2016	SO 2016-1	41,917	34,398				34,398	34,398
12/15/2016	SO 2016-2	20,958	15,308				15,308	15,308
TOTAL			978,881	233,750	82,031	18,400	1,112,200	532,350
Information on stock options activity is as follows for 2023:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2023	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2023	SO exercisable as of December 31, 2023
03/13/2023	SO SU 2023	16,300		16,300			16,300	0
03/13/2023	SO D 2023	35,000		35,000			35,000	0
03/13/2023	SO C 2023	108,700		108,700			108,700	0
03/13/2023	SO US 2023	30,200		30,200			30,200	0
02/12/2022	SO SU 2022	8,750	8,750				8,750	0
10/17/2022	SO D 2022	35,000	35,000				35,000	0
10/17/2022	SO C 2022	131,000	131,000				131,000	0
10/17/2022	SO US 2022	34,625	34,625				34,625	0
10/20/2021	SO D 2021	35,000	35,000				35,000	0
10/20/2021	SO C 2021	134,375	134,375		4,000		130,375	0
10/20/2021	SO US 2021	32,500	25,000				25,000	0
12/31/2020	SO D 2020	35,000	35,000				35,000	35,000
12/31/2020	SO C 2020	103,750	81,250				81,250	81,250
12/31/2020	SO US 2020	56,250	50,000		22,500		27,500	27,500
07/18/2019	SO 2019	107,880	51,343				51,343	51,343
07/18/2019	SO US 1 2019	30,620	5,113				5,113	5,113
11/07/2018	SO 2018	122,000	68,329				68,329	68,329
11/07/2018	SO US 2018	17,500	9,713				9,713	9,713
12/06/2017	SO 2017-1	64,164	43,212				43,212	43,212
12/06/2017	SO 2017-2	32,086	17,765				17,765	17,765
12/15/2016	SO 2016-1	41,917	34,398				34,398	34,398
12/15/2016	SO 2016-2	20,958	15,308				15,308	15,308
TOTAL			815,181	190,200	26,500	0	978,881	388,931

Performance Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Key Terms and Conditions of Share-Based Compensation Based
Performance conditions of 2023 plans

Plans	Nature of performance conditions
SO D 2023 SO C 2023 SO US 2023 SO SU 2023 AGA S 2023 AGA D 2023 Evaluation date for performance conditions: 3/13/2026
Internal conditions - a) 50% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 5,000 of the Free Shares for the AGA D 2023 will be vest, if during 2023 and then at any time during the Vesting Period, 2 new R&D programs (at the rate of one-half of these 2023 instruments per new program), join the Company’s R&D pipeline (as evaluated at December 31, 2022) ; and that these programs are at the clinical development stage at the time they join the pipeline or that they later enter this stage, following: (i) A business development transaction (in-licensing, M&A, etc.) or, (ii) Identification of new opportunities resulting from in-house research (program going from preclinical development stage to clinical development stage). b) 25% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 2,500 of the Free Shares for the AGA D 2023 will vest, if at least one of the two following conditions related to development of elafibranor in PBC is met: (i) Filing of the Marketing Authorization Application in the fourth quarter of 2023 (in Europe or the United States); (ii) Marketing Authorization obtained in 2024 (in Europe or the United States). c) 15% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 1,500 of the Free Shares for the AGA D 2023 will vest, if at least one of the two following conditions related to the development of the ACLF program is met: (i) VS-01 in ACLF: top-line results from the Phase 2 study obtained in 2024 or communication of final results on the Phase 2 study in 2025; (ii) NTZ : start of a Phase 2 clinical trial in the second half of 2023. d) 10% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 1,000 of the Free Shares for the AGA D 2023 will vest, if intermediate results in the Phase 1b/2 of GNS561 are obtained in the fourth quarter 2024 or final results obtained in 2025.
External conditions - Each applicable portion of all 10,000 Free Shares under the AGA D 2023 plan, as each Internal Conditions above is met, is then subject to the External Condition according to the methods described below. The degree of fulfillment of the External Condition relating to the Company's stock market price will be determined according to the relative performance of GENFIT shares. Each applicable portion of all 10,000 Free Shares under the AGA D 2023 plan, as each Internal Conditions above is met, will be definitively acquired per the following conditions: (a) No AGA D 2023 shall vest if the Final Price is strictly lower than the Initial Price; (b) If the Final Price is between (i) a value equal to or greater than the Initial Price and (ii) a value lower than the Ceiling Price, the number of AGA D 2023 definitively allocated will be equal to: [(Final Price / Initial Price) -1] x 1/2 of the number of AGA D 2023 instruments (c) All AGA D 2023 if the Final Price is equal to or higher than the Ceiling Price. The notions of “Final Price”, “Initial Price” and “Ceiling Price” are defined in the plan regulations.